S-K 1602(a)(3) Forepart, Sponsor Compensation	Sep. 10, 2025 USD ($) $ / shares shares
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	8,625,000
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1,125,000
All Over-allotment Options [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 25,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 0.003
Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	5,333,333
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.5
Class A Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	1
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.5
Private Placement Warrants [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	3,333,333
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 5,000,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 1.5
Underwriters [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares (in Shares)	2,000,000